Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal
State	$ 1,375	$ 1,150
Total current income taxes	$ 1,375	$ 1,150
Deferred:
Federal
State
Total deferred income taxes
Total provision for (benefit from) income taxes	$ 1,375	$ 1,150